SUBSEQUENT EVENTS - (Details) - shares	1 Months Ended	3 Months Ended
	Apr. 30, 2022	Mar. 31, 2022
Restricted Stock Units
Subsequent Event [Line Items]
Awards vesting rights percentage		25.00%
2021 Stock Incentive Plan | Subsequent event
Subsequent Event [Line Items]
Awards vesting rights percentage	25.00%
2021 Stock Incentive Plan | Subsequent event | Restricted Stock Units
Subsequent Event [Line Items]
Granted	107,326